Business Acquisition (Tables)	6 Months Ended
Jun. 30, 2026
Business Acquisition [Abstract]
Schedule of Business Acquisition	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition, as well as the fair value of the consideration transferred:
As of acquisition close date 2026
RMB
Fair value of consideration transferred
Ordinary shares	68,082
Number of ordinary shares issued	4,967,810

Intangible assets - customer relationships	45,700
Other identifiable net assets acquired	(15,725)
Total identifiable net assets acquired	29,975
Goodwill	38,107
Total purchase consideration	68,082